UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23501

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ALTI Private Equity Access and Commitments Fund
(Exact name of registrant as specified in charter)

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c/o UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Joseph Bonvouloir
110 East 40th Street, Suite 803
New York, NY 10016
(Name and address of agent for service)

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registrant’s telephone number, including area code: (888) 788-7886

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

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Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.    REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

(a)

ALTI Private Equity Access and Commitments Fund

Semi-Annual Report

For the Period Ended September 30, 2023
(Unaudited)

ALTI Private Equity Access and Commitments Fund

For the Period Ended September 30, 2023
(Unaudited)

i

ALTI Private Equity Access and Commitments Fund

Letter to Shareholders
September 30, 2023 (unaudited)

Dear Shareholder,

ALTI LLC (the “Adviser”) is pleased to provide the unaudited semi-annual financial statements for the ALTI Private Equity Access and Commitments Fund (the “Fund”) for the period ended September 30, 2023.

This period included less than one month of performance since the Fund’s commencement of operations on September 1, 2023. The Adviser was focused primarily on operational set up and effectiveness leading up to September 30.

Over the period, the Fund’s D share class delivered a net total return of –0.25%.

Fund assets remained stable during the period with no subscriptions or redemptions.

On behalf of the entire ALTI team, we thank you for your interest and investment in the Fund. Market opportunities continue to grow as we look forward over the coming year, and we are excited and honored to be making investments on your behalf.

Sincerely,

Joseph Bonvouloir

CEO, ALTI

ALTI Private Equity Access and Commitments Fund
Statement of Assets and Liabilities
September 30, 2023 (Unaudited)

Assets:
Cash	$101,000
Due from Adviser (Note 3)	44,041
Total Assets	145,041

Liabilities:
Due to Manager	12,500
Payable for legal fees	10,000
Payable for Chief Compliance Officer and Principal Financial Officer fees (Note 4)	8,527
Payable for Trustee fees	7,917
Payable for audit fees	3,571
Other accrued liabilities	1,668
Subscription received in advanced	1,000
Payable for Investment management fee	108
Total Liabilities	45,291
Net Assets	$99,750

Composition of Net Assets:
Paid-in capital	$100,000
Total accumulated deficit	(250)
Net Assets	$99,750

Net Assets Attributable to:
Class A Shares	$99,750

Shares Outstanding
Class A Shares	4,000

Net Asset Value per Share(1):
Class A Shares	$24.94

____________

(1)      Each share class is subject to an early repurchase fee of 2.00% on any shares sold within the first year of purchase.

See accompanying Notes to Financial Statements.

ALTI Private Equity Access and Commitments Fund
Statement of Operations
For the Period Ended September 1, 2023* through September 30, 2023 (Unaudited)

Expenses:
Accounting, administration, and transfer agency fees	$10,833
Legal fees	10,000
Chief Compliance Officer and Principal Financial Officer fees (Note 4)	8,527
Trustee fees	7,917
Audit fees	3,571
Other fees	1,835
Custody fees	1,500
Investment management fee (Note 3)	108
Total Expenses	44,291
Fund expenses waived by the Adviser (Note 3)	(44,041)
Net Expenses	250
Net Investment Loss	(250)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	—
Net change in unrealized appreciation/depreciation on investments	—
Net Realized and Unrealized Gain	—
Net Decrease in Net Assets from Operations	$(250)

____________

*        Commencement of Operations

See accompanying Notes to Financial Statements.

ALTI Private Equity Access and Commitments Fund
Statement of Changes in Net Assets

For the Period September 1, 2023* through September 30, 2023
(Unaudited)
Net Decrease in Net Assets from:
Operations:
Net investment loss	$(250)
Net realized gain	—
Net change in unrealized appreciation	—
Net Increase in Net Assets Resulting from Operations	(250)

Capital Transactions:
Proceeds from shares sold:
Class A	100,000
Reinvestment of distributions:
Class A	—
Cost of shares repurchased:
Class A	—
Net Increase in Net Assets from Capital Transactions	100,000

Total Net Decrease in Net Assets	(250)

Net Assets
Beginning of period(1)	—
End of period	$99,750

Capital Share Transactions:
Shares sold:
Class A	4,000
Shares issued in reinvestment of distributions:
Class A	—
Shares redeemed:
Class A	—
Net Increase in Capital Share Transactions	4,000

____________

*        Commencement of operations.

(1)      The Investment Adviser made its initial share purchase of 4,000 shares at a price of $25 per share on August 28, 2023.

See accompanying Notes to Financial Statements.

ALTI Private Equity Access and Commitments Fund
Financial Highlights
Class A Shares

Per share operating performance for a capital share outstanding throughout each period.

	For the Period September 1, 2023* through September 30, 2023
	(Unaudited)
Net Asset Value, beginning of period	$25.00
Income from Investment Operations:
Net investment loss(1)	(0.06)
Net realized and unrealized gain on investments	—
Total from investment operations	(0.06)

Net Asset Value, end of period	$24.94

Total Return(2)	(0.25	)%(3)

Ratios and Supplemental Data(5):
Net Assets, end of period (in thousands)	$99

Net investment loss	(3.00	)%(4)

Gross expenses before fees waived	532.16	%(4)
Net expenses after fees waived	3.00	%(4)

Portfolio Turnover Rate	0	%(3)

____________

*        Commencement of operations.

(1)      Per share data is computed using the average shares method.

(2)      Total returns are a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown would not reflect the impact of a 2.00% early repurchase fee if shares were redeemed within 365 days of purchase. If shares are tendered within one year of purchase, the 2.00% early repurchase fee would be charged and total returns would be lower. Since no shares were tendered during the period ended September 30, 2023, the returns shown for that period do not reflect the impact of a 2.00% early repurchase fee. Returns would have been lower if certain expenses had not been waived or reimbursed by the Adviser.

(3)      Not annualized.

(4)      Annualized.

(5)      The ratios do not include investment income, expenses, or incentive allocations of the Portfolio Funds in which the Fund invests.

See accompanying Notes to Financial Statements.

ALTI Private Equity Access and Commitments Fund
Notes to Financial Statements
For the Period Ended September 30, 2023
(Unaudited)

1. Organization

ALTI Private Equity Access and Commitments Fund, a newly organized Delaware statutory trust (the “Fund”), registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund has been inactive from the date it was organized except for matters relating to the Fund’s establishment, designation, registration of the Fund’s shares of beneficial interest (“Shares”) until September 1, 2023, commencement of operations. The Fund currently has one class of shares (Class A Shares). The Fund has established two classes of shares: Class D Shares and Class I Shares. Only Class A Shares have been offered and issued to date. The Fund has registered under the Securities Act of 1933, as amended, 100,000 Shares and is authorized to issue an unlimited number of Shares with no par value.

The Fund has applied for exemptive relief (the “Exemptive Relief”) from the Securities and Exchange Commission (the “SEC”) that, if granted, will permit the Fund to issue multiple classes of shares and to impose asset-based distribution fees and early-withdrawal fees; there is no assurance, however, that the relief will be granted. If the Fund is granted the Exemptive Relief, the Fund will also offer Class D Shares and Class I Shares and may offer additional classes of shares in the future. Additional Class Shares will not be offered to investors unless the Exemptive Relief is obtained. Only Class A shares have been issued as of September 30, 2023.

The Fund’s investment adviser is ALTI LLC, a registered investment adviser (the “Adviser”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Numeric Investors LLC will serve as the Fund’s investment sub-adviser (the “Sub-Adviser”) pursuant to a sub-advisory agreement between the Sub-Adviser and the Adviser on behalf of the Fund.

The Fund’s investment objective is to is to seek long-term capital appreciation by investing in and/or making capital commitments to direct private equity and through co-investments in operating companies (“Private Equity Investments”). The Fund seeks to generate a return profile that is similar to the U.S. buyout segment of the private equity market while mitigating, whenever possible, many of the traditional issues encountered by private equity fund of funds structures.

2. Summary of Accounting Policies

Basis of Preparation and Use of Estimates — The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Cash — Cash is held at a major financial institution and is subject to credit risk to the extent those balances exceed Federal Deposit Insurance Corporation (FDIC) limitations.

Calculation of Net Asset Value — The Fund calculates its Net Asset Value (“NAV”) as of the last business day of each calendar month and at such other times as the Fund’s Board of Trustees (the “Board”) upon advice from the Adviser, may determine, including in connection with repurchases of Shares.

Income Recognition and Expenses — Interest income is recognized on an accrual basis as earned. Dividend income is recorded on the ex-dividend date. Distributions received from investments in securities and private funds that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. Expenses are recognized on an accrual basis as incurred. The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board. Expenses are subject to the Fund’s Expense Limitation Agreement (see Note 3).

ALTI Private Equity Access and Commitments Fund
Notes to Financial Statements
For the Period Ended September 30, 2023
(Unaudited)

2. Summary of Accounting Policies (cont.)

Investment Transactions — Investment transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the identified cost basis for publicly traded investments and average cost for the Fund’s private investments for both financial statement and federal income tax purposes.

Federal Income Taxes — The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund utilizes a tax-year end of September 30 and the Fund’s income and federal excise tax returns and all financial records supporting the prior year returns are subject to examination by the federal and Delaware revenue authorities. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund which did not meet the “more likely than not” standard as of September 30, 2023. The Fund’s policy is to classify any interest or penalties associated with underpayment of federal and state income taxes as an income tax expense on the Statement of Operations.

Valuation of Investments — The Fund’s Board of Trustees (the “Board”) has designated ALTI LLC (the “Investment Manager” or “Valuation Designee”), the investment manager to the Fund, as the Valuation Designee pursuant to Rule 2a-5 under the 1940 Act to perform the fair value determination relating to any and all Fund investments, subject to the conditions and oversight requirements described in the Fund’s Fair Valuation of Investments Policy. In furtherance of its duties as Valuation Designee, the Investment Manager has formed a valuation committee (the “Valuation Committee”), to perform fair value determinations and oversee the day-to-day functions related to the fair valuation of the Fund’s investments. The Valuation Committee may consult with representatives from the Fund’s outside legal counsel or other third-party consultants in its discussions and deliberations.

While the valuation of the Fund’s publicly traded securities are more readily ascertainable, the Fund’s ownership interest in Private Equity Investments are not publicly traded securities, and the Fund will depend on the portfolio company to provide a valuation of the Fund’s Private Equity Investments. Moreover, the valuation of the Fund’s Private Equity Investments may vary from the fair value of the Private Equity Investments that may be obtained if such Private Equity Investments were sold to a third party. For information about the value of the Fund’s investment in Private Equity Investments, the Adviser will be partially dependent on information provided by the portfolio company, including quarterly unaudited financial statements that if inaccurate, could adversely affect the Adviser’s ability to value the Fund’s Shares accurately.

The Fund generally determines its month-end net asset value based upon the quarterly valuations reported by the sponsors, which may not reflect market or other events occurring subsequent to the quarter-end. The Fund will fair value its holdings in co-investments to reflect such events, consistent with its valuation policies. Additionally, the valuations reported by sponsors may be subject to later adjustment or revision.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

•        Level 1 — Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

•        Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•        Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

ALTI Private Equity Access and Commitments Fund
Notes to Financial Statements
For the Period Ended September 30, 2023
(Unaudited)

2. Summary of Accounting Policies (cont.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of September 30, 2023, the Fund did not hold any investments.

3. Investment Advisory Agreement

The Fund has entered into an Investment Management Agreement (the “Investment Management Agreement”) with the Adviser, pursuant to which the Adviser will provide general investment advisory services for the Fund.

Under the Investment Management Agreement, the Fund pays the Adviser a monthly fee of 0.1083333% (1.30% on an annualized basis) of the Fund’s month-end net assets (the “Adviser Management Fee”). However, the Adviser has contractually agreed to waive its fees and to pay or absorb the ordinary operating expenses of the Fund (including all expenses necessary or appropriate for the operation of the Fund and including the Adviser’s investment advisory or management fee detailed in the Investment Advisory Agreement, any Rule 12b-l fees and other expenses described in the Investment Advisory Agreement, but does not include any front-end or contingent deferred loads, interest, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, short selling expenses, expenses incurred in connection with any merger or reorganization, indirect expenses, expense of other investment companies or Underlying Pools in which a Fund may invest, or extraordinary expenses such as litigation), in respect to Class A Shares, to the extent that such expenses exceed 3.00% per annum of the Fund’s average daily net assets (the “Expense Limitation”). In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (i) the reimbursement for fees and expenses will be made only if payable not more than three years from the date in which they were incurred; and (ii) the reimbursement may not be made if it would cause the Expense Limitation to be exceeded. The Adviser may not recoup expenses should the recoupment cause the Fund to exceed the lesser of (i) the expense cap in place at the time of waiver or (ii) the time of recoupment. The Expense Limitation Agreement will remain in effect at least until March 31, 2025, unless sooner terminated as provided in Paragraph 5 of the Expense Limitation Agreement, and shall continue in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by a majority of the Trustees of the Fund. The Fund does not anticipate that the Board will terminate the Expense Limitation Agreement during this period. The Expense Limitation Agreement may be terminated only by the Board on 60 days’ written notice to the Adviser. For the period ended September 30, 2023, the Advisers waived fees of $44,045.

Numeric Investors LLC will serve as the Fund’s investment sub-adviser (the “Sub-Adviser”) pursuant to a sub-advisory agreement between the Sub-Adviser and the Adviser on behalf of the Fund. The Adviser has agreed to pay the Sub-Adviser as compensation under the Sub-Advisory Agreement a monthly fee of 0.054% (0.65% on an annualized basis) of the Fund’s assets allocated to the Sub-Adviser’s liquid private equity alternative strategy month-end invested assets. The Sub-Adviser is compensated by the Adviser out of advisory fees paid by the Fund to the Adviser; the Fund does not compensate the Sub-Adviser.

ALTI Private Equity Access and Commitments Fund
Notes to Financial Statements
For the Period Ended September 30, 2023
(Unaudited)

4. Other Agreements

UMB Fund Services, Inc. (the “Administrator”) serves as Administrator, Accounting Agent and Transfer Agent to the Fund. Pursuant to the agreement with the Administrator, for the services rendered to the Fund by the Administrator, the Fund pays the Administrator a minimum fee or fees based on the annual net assets of the Fund (with such minimum fees subject to an annual cost of living adjustment) plus out-of-pocket expenses.

The Fund has entered into a Custody Agreement with UMB Bank, n.a. (the “Custodian”). Under the terms of this agreement, the Custodian will serve as custodian of the Fund’s assets.

The Fund has entered into a distribution agreement with UMB Distribution Services, LLC to act as the distributor for the sale of Shares.

Principal Financial Officer and Chief Compliance Officer Services: PINE Advisors LLC (“PINE”) and Cynthia Aragon, Esq. provide treasury and compliance services to the Fund, respectively, pursuant to services agreements. In consideration for these services, PINE and Cynthia Aragon, Esq. will be paid a monthly and quarterly fee, respectively, out of the assets of the Fund. The Fund may also reimburse PINE and Cynthia Aragon, Esq. for certain out-of-pocket expenses.

5. Related Party Transactions

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates a presumption of control of the portfolio under section 2(a)(9) of the 1940 Act. As of September 30, 2023, Joseph Littlefield Federal Marital Trust held 100% of the Fund and may be deemed to control the Fund.

6. Investment Transactions

For the period ended September 30, 2023, the Fund did not have any investment transactions.

7. Capital Share Transactions

Shares are expected to be offered on the first business day of each month or at such other times as determined at the discretion of the Board.

The Fund is obligated to conduct tender offers at least twice per fiscal year, but may voluntarily do so more often, at its discretion. Any such offers to repurchase Shares from Fund shareholders shall be accomplished in accordance with written tenders by shareholders at those times, in those amounts, and on such terms and conditions as the Board may determine in its sole discretion. In determining whether the Fund should offer to repurchase Shares from shareholders, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser anticipates that the Fund will repurchase no more than 5% of its net assets with each tender offer at least twice per year but no more often than quarterly. As of September 30, 2023, the Fund has not repurchased Shares.

8. Federal Tax Information

The Fund intends to elect to be treated as a registered investment company (“RIC”) for U.S. federal income tax purposes, and it further intends to elect to be treated, and expects each year to qualify as a RIC for U.S. federal income tax purposes. As such, the Fund generally will not be subject to U.S. federal corporate income tax, provided that it distributes all of its net taxable income and gains each year.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

ALTI Private Equity Access and Commitments Fund
Notes to Financial Statements
For the Period Ended September 30, 2023
(Unaudited)

8. Federal Tax Information (cont.)

The Fund has selected a tax year end of September 30. As of the Fund’s tax year end, September 30, 2023, the Fund did not hold any investment securities. The federal tax cost of investment securities and unrealized appreciation (depreciation) were as follows:

Gross unrealized appreciation		$—
Gross unrealized depreciation		(—)
Net unrealized appreciation	$	(—)
Cost of investments		$—

There were no distributions paid during the tax year ended September 30, 2023.

9. Indemnification

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

10. Risk Factors

There can be no assurance that the investment objective of the Fund will be achieved or that the Fund’s portfolio design and risk monitoring strategies will be successful. The following list is not intended to be a comprehensive listing of all the potential risks associated with the Fund. The Fund’s prospectus provides further details regarding the Fund’s risks and considerations.

Private Equity Investments Generally.    Investing in private equity investments is intended for long-term investment by investors who can accept the risks associated with making highly speculative, primarily illiquid investments in privately negotiated transactions. Attractive investment opportunities in private equity may occur only periodically, if at all. Furthermore, private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Market conditions, however, can affect the availability of such financing, limiting the ability of private equity to obtain the required financing. Securities issued by private partnerships may be more illiquid than securities issued by other portfolio funds generally because the partnerships’ underlying investments tend to be less liquid than other types of investments. Investing in private equity investments is intended for long-term investment by investors who can accept the risks associated with making highly speculative, primarily illiquid investments in privately negotiated transactions.

Issuer and Non-Diversification Risk.    The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of Shares of a diversified investment company. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Valuation.    While the valuation of the Fund’s publicly traded securities are more readily ascertainable, the Fund’s ownership interest in Private Equity Investments are not publicly traded securities, and the Fund will depend on the portfolio company to provide a valuation of the Fund’s Private Equity Investments. Moreover, the valuation of the Fund’s Private Equity Investments may vary from the fair value of the Private Equity Investments that may be

ALTI Private Equity Access and Commitments Fund
Notes to Financial Statements
For the Period Ended September 30, 2023
(Unaudited)

10. Risk Factors (cont.)

obtained if such Private Equity Investments were sold to a third party. For information about the value of the Fund’s investment in Private Equity Investments, the Adviser will be partially dependent on information provided by the portfolio company, including quarterly unaudited financial statements that if inaccurate, could adversely affect the Adviser’s ability to value the Fund’s Shares accurately.

The Fund determines its month-end net asset value based upon the quarterly valuations reported by the sponsors, which may not reflect market or other events occurring subsequent to the quarter-end. The Fund will fair value its holdings in co-investments to reflect such events, consistent with its valuation policies. Additionally, the valuations reported by sponsors may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the co-investments may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the sponsors or revisions to the net asset value of a direct private equity co-investment adversely affect the Fund’s net asset value, the remaining outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.

Private Equity Investment Risk.    Investment in Private Equity Investments involve the same types of risks associated with an investment in an operating company. The eventual success or failure of private equity investing depends on the ability of the Adviser and Private Equity Investors to attract and develop a steady flow of quality investment opportunities to analyze. Generally, little public information exists about privately held companies, and the Adviser and Private Equity Investors will be required to rely on the ability of their management teams to obtain adequate information to evaluate the potential risks and returns involved in investing in these companies. These companies and their financial information will not be subject to the Sarbanes-Oxley Act and other rules that govern public companies. If the Adviser and Private Equity Investors are unable to uncover all material information about these companies, they may not make a fully informed presentation to the Adviser and the Fund may lose money on these investments. Substantially all of the securities of privately held companies will be subject to legal and other restrictions on resale or will otherwise be less liquid than publicly traded securities. Additionally, privately held companies frequently have less diverse product lines and smaller market presence than larger competitors. All of these factors could affect the Fund’s investment returns

No Operating History.    The Fund is a non-diversified, closed-end management investment company with no performance history that investors can use to evaluate the Fund’s investment performance. The operating expenses for funds with no or limited performance histories, including start-up costs, which may be significant, may be higher than the expenses of established funds.

Newly Formed Adviser Risk.    The Adviser is newly formed and, as a result, has not previously served as investment adviser to a registered investment company. Since its inception in 2020, the Adviser’s activities have been limited to organizational and fundraising activities. As a start-up company, the Adviser has no operating history and has limited liquidity. The Fund and its investors are subject to the risk that the Adviser will wind-down its business before the Fund reaches the end of its full term.

Liquidity Risk.    The Fund is a closed-end investment company structured as a “tender offer fund” and designed for long-term investors. Unlike many closed-end investment companies, the Fund’s Shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the Shares, and the Adviser does not

ALTI Private Equity Access and Commitments Fund
Notes to Financial Statements
For the Period Ended September 30, 2023
(Unaudited)

10. Risk Factors (cont.)

expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s repurchase offers. There is no guarantee that shareholders will be able to sell all of the Shares they desire in a repurchase offer. The Fund’s investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

11. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and concluded that, other than the item noted below, there were no recognized or unrecognized subsequent events that required disclosure in or adjustment to the Fund’s financial statements.

As of October 24, 2023, the SEC has granted the application for Exemptive Relief for the Fund permitting the issuance of multiple classes of shares and the imposition of asset-based distribution fees and early-withdrawal fees.

ALTI Private Equity Access and Commitments Fund

Other Information (unaudited)

Information on Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30 is available without charge, upon request, by calling 1-888-788-7886. It is also available on the SEC’s website at sec.gov.

Availability of Quarterly Report Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov.

ALTI Private Equity Access and Commitments Fund

Approval of Investment Advisory and Sub-Advisory Agreements

Approval of Investment Advisory Agreement

At a meeting held on February 7, 2023 (the “Meeting”), the Board, including the Independent Trustees, met in person, and considered the approval of an investment advisory agreement (the “Advisory Agreement”) between the Fund and ALTI LLC, a Delaware limited liability company (the “Adviser”). A description of certain of the factors the Board considered and its conclusions in approving the Advisory Agreement follows.

In connection with the Board’s consideration of the Advisory Agreement, the Board received written materials in advance of the Meeting, which included, among others, information regarding: (a) the Advisers organization, services, experience, operations and personnel; (b) an overview of the Adviser’s compliance and risk management procedures; (c) anticipated profitability and other benefits that may accrue to the Adviser; (d) a copy of the Advisory Agreement; (e) any potential or actual material conflicts of interests which may arise in connection with the Adviser’s services; (f) a general description of the Adviser’s investment decision-making process, sources of information and investment strategies; (g) the results of any independent audit or regulatory examination of the Adviser, including any recommendations or deficiencies noted; (h) any litigation, investigation or administrative proceeding which may have a material impact on the adviser’s ability to service the Fund; and (i) compliance with federal securities laws and other regulatory requirements. The Board acknowledged that the Adviser was newly formed and, as a result, some of these factors may have less relevance than others.

Nature, Extent and Quality of Services.    The Board reviewed materials provided by the Adviser related to the proposed Advisory Agreement with the Fund, including the proposed Advisory Agreement, a description of the manner in which investment decisions are to be made and executed, a review of the financial condition of the Adviser, an overview of the personnel that would perform services for the Fund, the Adviser’s Code of Ethics, the Adviser’s Form ADV, an overview of the Adviser’s insurance coverage, and other compliance policies and procedures pertaining to the Adviser. In reaching their conclusions, the Board members considered that the Adviser’s personnel have experience managing other registered investment companies that utilize multiple types of alternative strategies, as well as other forms of investment vehicles and funds, and have experience in managing and overseeing the effective operation of sub-advisers and other service providers. The Board further considered that the Adviser will delegate certain investment research responsibilities to a sub-adviser, and reviewed the Adviser’s procedures for monitoring and evaluating the Fund’s portfolio construction and performance.

Based upon its review, the Board concluded that the Adviser had sufficient quality and depth of personnel, resources, management experience and compliance policies and procedures to perform its duties under the proposed Advisory Agreement and that the nature, overall quality and extent of the services to be provided by the Adviser to the Fund were satisfactory.

Performance.    The Board considered that while the Adviser is newly formed and therefore without an established track record, the investment personnel of the Adviser collectively have over 50 years of investment experience and has executed more than 50 direct private co-investments. The Board concluded that, based on the extensive experience of the Adviser’s investment personnel, the Adviser would be sufficiently positioned to obtain an acceptable level of investment returns for shareholders.

Fees and Expenses.

As to the costs of the services to be provided and profits to be realized by the Adviser, the Board considered a comparison of the Fund’s proposed advisory fee and estimated overall expenses to those of certain peer funds with similar investment objectives and strategies (“Peer Group”) prepared by the Adviser, noting that the number of peer funds directly comparable to the Fund was limited. The Board considered that the Adviser proposed to charge an annual advisory fee of 1.30% of the Fund’s average net assets. The Board considered that the proposed advisory fee is within the range or equal to the advisory fees reflected in the Peer Group. The Board also noted that the Fund’s overall estimated expenses were expected to be lower than the range of the Peer Group, taking into account that the net expenses reported by the Peer Group were inclusive of the estimated acquired fund fees and expenses attributable to the underlying private investment funds held by the funds in the Peer Group. The Board also considered that the

Adviser has agreed to reimburse the Fund in order to limit certain of the Fund’s annual operating expenses, exclusive of the advisory fee, investment-related expenses and extraordinary expenses, to 3.00% of the Fund’s average daily net assets.

The Board concluded that the proposed contractual advisory fee to be paid to the Adviser was fair and reasonable and that the overall expense ratio was acceptable. The Board further noted that, that this conclusion was based on (i) the extensive discussions conducted during the Meeting (and executive sessions) regarding the proposed roles of the Adviser as the discretionary investment adviser and Numeric as a non-discretionary sub-adviser; and (ii) its determination detailed below that the fees of Numeric are reasonable with respect to the services to be provided.

Profitability.    The Board considered the Adviser’s anticipated profitability and whether these profits would be reasonable in light of the services proposed to be provided to the Fund and the Fund’s projected growth. The Board reviewed the information that was provided by the Adviser and concluded that they were satisfied that the Adviser’s anticipated level of profitability from its relationship with the Fund would not be excessive during the Fund’s start-up phase.

Economies of Scale.    The Board considered whether the Adviser would realize economies of scale with respect to its management of the Fund. The Trustees considered the information included in the Board Materials, which provided that the advisory fee is expected to stay the same over time, given that the Adviser anticipates hiring additional internal investment professionals to build the portfolio as it increases deal flow channels and has greater amounts of capital to deploy. If and as the Fund grows, the Board agreed it would re-evaluate the potential for economies of scale that may be shared with Fund shareholders.

Conclusion.    Based on consideration of all factors deemed relevant, the Board determined that approval of the Advisory Agreement was in the best interests of the Fund, and approved the Advisory Agreement for an initial two-year term ending on February 6, 2025. The Board did not identify any single factor or group of factors as all important or controlling and considered multiple factors.

Approval of Subadvisory Agreement

At a meeting held on August 2, 2023 (the “August Meeting”), the Board, including the Independent Trustees, considered the proposed subadvisory agreement (the “Subadvisory Agreement”) among Numeric Investors LLC (“Numeric” or the “Sub-Adviser”), the Adviser, and the Fund.

In connection with the Board’s consideration of the Subadvisory Agreement, the Board met with Numeric personnel at the Meeting and received further written materials in advance of the August Meeting, which included information regarding: (a) a description of the Sub-Adviser’s investment management personnel; (b) an overview of the Sub-Adviser’s operations and financial condition; (c) the anticipated level of profitability from the Sub-Adviser’s fund-related operations; and (d) the compliance policies and procedures of the Sub-Adviser.

Matters considered by the Board in connection with its approval of the Sub-Advisory Agreement included, among others, the following:

Nature, Extent and Quality of Services.    The Board reviewed materials provided by Numeric related to the proposed Subadvisory Agreement to be entered into with the Adviser and the Fund, including the proposed Subadvisory Agreement, Numeric’s Form ADV, a description of the manner in which investment decisions are made and executed, a review of the professional personnel who would perform services for the Fund, including the team of individuals that primarily monitor and execute the investment process, and a certification from Numeric that it had adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and that it had adopted procedures reasonably necessary to prevent Access Persons from violating such Codes of Ethics. In reaching their conclusions, the Trustees considered the experience and qualifications of Numeric’s portfolio management team, the structure of the investment processes utilized by Numeric in making investment recommendations for each of the types of investments to be made by the Fund, the success of Numeric in creating and managing private equity portfolios across various types of strategies, the structure and experience of Numeric’s compliance personnel and Numeric’s practices for monitoring compliance with the Fund’s investment limitations.

Based on its review, the Board concluded that Numeric had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures to perform its duties under the proposed Subadvisory Agreement and that the nature, overall quality and extent of the management services to be provided by Numeric to the Adviser and the Fund were satisfactory.

Performance.    The Board considered that the proposed strategy leverages Numeric’s existing infrastructure, but incorporates new processes that are specific to mimicking the top-down and bottom-up sources of traditional private equity managers’ value-add. Further, the Board considered that there were no closely comparable strategies at Numeric as of the date of the August Meeting. However, the Board concluded that, based on Numeric’s in-person presentation during the Meeting and the professionalism, experience and qualifications of Numeric’s portfolio management team, Numeric was expected to obtain an acceptable level of investment returns for its future shareholders.

Fees and Expenses.    The Board then discussed the proposed fees to be paid to Numeric. The Board considered that the subadvisory fee was the product of an arms-length negotiation between Numeric and the Adviser that took into account a competitive fee structure for the Fund. The Board concluded that Numeric’s sub-advisory fees were acceptable in light of the quality of the services the Adviser and the Fund expected to receive from Numeric and the division of advisory responsibilities between the Adviser and Numeric.

Profitability, Economies of Scale and Benefits.    The Board considered that given Numeric was proposing a separately managed account for the Numeric portion of the Fund, allocating expenses and future economies of scale would not be applicable in this instance. The Board considered that the management fee schedule for the Numeric Liquid PE Alternative Strategy is 0.65% of assets under management. In addition, the Board considered that the Fund should expect to pay operating expenses such as interest, taxes, custodial fees, regulatory fees and expenses, brokerage commissions, administrative fees and expenses. With respect to Benefits accruing to the Numeric, the Board also considered the extent to which Numeric may derive ancillary benefits from fund operations, including potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. The Board concluded that Numeric’s responses to its inquiries were acceptable.

Conclusion.    The Board, having requested and received such information from Numeric as it believed reasonably necessary to evaluate the terms of the proposed Subadvisory Agreement, and assisted by the advice of independent counsel, appropriately considered and weighed all relevant factors, and determined that approval of the Subadvisory Agreement for an initial two-year term is in the best interests of the Fund and its future shareholders. In considering the proposed Subadvisory Agreement, the Board did not identify any one factor as all important and each Trustee may have individually given weight to separate factors.

ALTI Private Equity Access and Commitments Fund

Privacy Policy

In the course of doing business with shareholders, ALTI Private Equity Access and Commitments Fund (the “Fund”) collects nonpublic personal information about shareholders. “Nonpublic personal information” is personally identifiable financial information about shareholders. For example, it includes shareholders’ social security number, account balance, bank account information, and purchase and redemption history.

The Fund collects this information from the following sources:

•        Information we receive from shareholders on applications or other forms;

•        Information about shareholder transactions with us and our service providers, or others;

•        Information we receive from consumer reporting agencies (including credit bureaus).

What information does the Fund disclose and to whom does the Fund disclose information?

The Fund only discloses nonpublic personal information collected about shareholders as permitted by law. For example, the Fund may disclose nonpublic personal information about shareholders:

•        To government entities, in response to subpoenas or to comply with laws or regulations.

•        When shareholders direct us to do so or consent to the disclosure.

•        To companies that perform necessary services for the Fund, such as data processing companies that the Fund uses to process shareholders transactions or maintain shareholder accounts.

•        To protect against fraud, or to collect unpaid debts.

•        Information about former shareholders.

If a shareholder closes its account, we will adhere to the privacy policies and practices described in this notice.

How the Fund safeguards information

Within the Fund, access to nonpublic personal information about shareholders is limited to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. The Fund and its service providers maintain physical, electronic, and procedural safeguards that comply with federal standards to guard shareholder nonpublic personal information.

ALTI Private Equity Access and Commitments Fund

ALTI LLC
110 East 40th Street, Suite 803
New York, NY 10016
(347) 644-2066

UMB Distribution Services, LLC
235 West Galena Street
Milwaukee, Wisconsin 53212
(888) 788-7886

This report is intended for current shareholders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

(b)    Not applicable.

ITEM 2.    CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

(a)     Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)    Not applicable.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)     Not applicable to semi-annual reports.

(b)    Not applicable.

ITEM 9.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)     The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  DISCLOSURE OF THE SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 13.  EXHIBITS.

(a)(1)	Not applicable to semi-annual reports.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	ALTI Private Equity Access and Commitments Fund
By (Signature and Title)*	/s/ Joseph Bonvouloir
Joseph Bonvouloir, President
(Principal Executive Officer)
Date	December 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joseph Bonvouloir
Joseph Bonvouloir, President
(Principal Executive Officer)
Date	December 5, 2023
By (Signature and Title)*	/s/ Madeline Arment
Madeline Arment, Treasurer
(Principal Financial Officer)
Date	December 5, 2023

____________

*        Print the name and title of each signing officer under his or her signature.